Contents of Significant Accounts - Summary of Balances of Contract Assets and Contract Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)
Disclosure of balances of contract assets and contract liabilities [line items]
Contract assets, current	$ 214,243	$ 7,163	$ 92,210	$ 129,042
Contract liabilities, current	988,115	33,036	932,371	3,951,414
Contract liabilities, noncurrent	482,080	$ 16,118	0	0
Contract liabilities	1,470,195		932,371	3,951,414
Sales of Goods and Services [member]
Disclosure of balances of contract assets and contract liabilities [line items]
Contract assets, current	599,491		486,184	129,042
Contract liabilities	1,470,195		932,371	3,951,414
Loss allowance [member]
Disclosure of balances of contract assets and contract liabilities [line items]
Contract assets, current	$ (385,248)		$ (393,974)	$ 0